Note 16 - Income Taxes - Non-capital Loss Carryforwards (Details)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
2026	$ 6
2027	3,460
2028	2,978
2029	522
2030	2,313
2031	2,053
2032	2,767
2033	5,977
2034	4,558
2035	8,988
2036	13,520
2037	11,859
$ 59,001